Segment reporting (Narrative) (Detail) - USD ($) $ in Millions	3 Months Ended	6 Months Ended
	Mar. 31, 2024	Jun. 30, 2023	Dec. 31, 2023
Global Wealth Management
Disclosure Of Operating Segments [Line Items]
Invested assets reallocated to a business division	$ 72,000
Annualized revenues reallocated to a business division	600
Increase / (decrease) in operating profit / (loss) before tax due to restatement		$ 39
Increase / (decrease) in total assets due to restatement			$ 98,400
Personal & Corporate Banking
Disclosure Of Operating Segments [Line Items]
Increase / (decrease) in operating profit / (loss) before tax due to restatement		17
Increase / (decrease) in total assets due to restatement			13,300
Asset Management
Disclosure Of Operating Segments [Line Items]
Increase / (decrease) in operating profit / (loss) before tax due to restatement		3
Investment Bank
Disclosure Of Operating Segments [Line Items]
Increase / (decrease) in operating profit / (loss) before tax due to restatement		17
Increase / (decrease) in total assets due to restatement			28,900
Non-core and Legacy
Disclosure Of Operating Segments [Line Items]
Increase / (decrease) in operating profit / (loss) before tax due to restatement		(15)
Increase / (decrease) in total assets due to restatement			28,600
Group Items
Disclosure Of Operating Segments [Line Items]
Funding costs reallocated to business divisions	$ 300
Increase / (decrease) in operating profit / (loss) before tax due to restatement		$ (60)
Increase / (decrease) in total assets due to restatement			$ (169,200)